Share Capital - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 28, 2021
Share Capital [Line Item]
Number of shares issued in private placement	3,000,000
Share issued price	$ 4.7
Aggregate gross proceeds	$ 14,082,000	$ 107,863,000
Maintenance of 2021 Shelf Prospectus and 2021 ATM Program
Share Capital [Line Item]
Aggregate gross proceeds		$ 37,887,000
Issued of common shares under ATM		19,786,160
Share capital
Share Capital [Line Item]
Aggregate offering amount			$ 75,082,000
Canadian Exploration Expense flow-through financing
Share Capital [Line Item]
Aggregate gross proceeds	$ 14,100,000
Bought deal public offering by way of a prospectus supplement to the 2021 shelf prospectus
Share Capital [Line Item]
Aggregate gross proceeds		$ 75,082,000
Issued of common shares under ATM		37,000,000